Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco Active Allocation Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class A) —including sales charge
Average Annual Return, Percent	9.17%	4.56%	6.96%
Invesco Active Allocation Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class C) —including sales charge
Average Annual Return, Percent	13.63%	4.96%	6.91%
Invesco Active Allocation Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class R)
Average Annual Return, Percent	15.20%	5.49%	7.30%
Invesco Active Allocation Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class Y)
Average Annual Return, Percent	15.76%	6.02%	7.82%
Invesco Active Allocation Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class R5)
Average Annual Return, Percent	15.72%	6.03%	7.76%
Invesco Active Allocation Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class R6)
Average Annual Return, Percent	15.90%	6.08%	7.78%
Invesco Convertible Securities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class A) —including sales charge
Average Annual Return, Percent	9.46%	2.71%	8.69%
Invesco Convertible Securities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class C) —including sales charge
Average Annual Return, Percent	14.01%	3.12%	8.66%
Invesco Convertible Securities Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class Y)
Average Annual Return, Percent	16.14%	4.13%	9.57%
Invesco Convertible Securities Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class R5)
Average Annual Return, Percent	16.22%	4.18%	9.61%
Invesco Convertible Securities Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class R6)
Average Annual Return, Percent	16.28%	4.25%	9.69%
Invesco Income Allocation Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class A) —including sales charge
Average Annual Return, Percent	5.52%	2.57%	4.18%
Invesco Income Allocation Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class C) —including sales charge
Average Annual Return, Percent	9.68%	2.96%	4.15%
Invesco Income Allocation Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class R)
Average Annual Return, Percent	11.34%	3.47%	4.51%
Invesco Income Allocation Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class Y)
Average Annual Return, Percent	11.91%	3.99%	5.03%
Invesco Income Allocation Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class R5)
Average Annual Return, Percent	11.95%	4.02%	5.04%
Invesco Income Allocation Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class R6)
Average Annual Return, Percent	11.92%	4.05%	5.01%
Invesco International Diversified Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class A) —including sales charge
Average Annual Return, Percent	14.41%	(0.03%)	5.49%
Invesco International Diversified Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class C) —including sales charge
Average Annual Return, Percent	19.33%	0.36%	5.45%
Invesco International Diversified Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class R)
Average Annual Return, Percent	20.90%	0.87%	5.82%
Invesco International Diversified Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class Y)
Average Annual Return, Percent	21.37%	1.35%	6.35%
Invesco International Diversified Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class R5)
Average Annual Return, Percent	21.27%	1.41%	6.31%
Invesco International Diversified Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class R6)
Average Annual Return, Percent	21.54%	1.50%	6.51%
Invesco Main Street Mid Cap Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class A) —including sales charge
Average Annual Return, Percent	2.94%	7.77%	9.12%
Invesco Main Street Mid Cap Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class C) —including sales charge
Average Annual Return, Percent	7.11%	8.17%	9.08%
Invesco Main Street Mid Cap Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class R)
Average Annual Return, Percent	8.64%	8.72%	9.46%
Invesco Main Street Mid Cap Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class Y)
Average Annual Return, Percent	9.20%	9.26%	10.01%
Invesco Main Street Mid Cap Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class R5)
Average Annual Return, Percent	9.23%	9.32%	9.97%
Invesco Main Street Mid Cap Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class R6)
Average Annual Return, Percent	9.32%	9.40%	10.18%
Invesco Main Street Small Cap Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class A) —including sales charge
Average Annual Return, Percent	2.46%	6.70%	9.53%
Invesco Main Street Small Cap Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class C) —including sales charge
Average Annual Return, Percent	6.65%	7.11%	9.49%
Invesco Main Street Small Cap Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class R)
Average Annual Return, Percent	8.20%	7.65%	9.87%
Invesco Main Street Small Cap Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class Y)
Average Annual Return, Percent	8.70%	8.19%	10.45%
Invesco Main Street Small Cap Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class R5)
Average Annual Return, Percent	8.74%	8.27%	10.40%
Invesco Main Street Small Cap Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class R6)
Average Annual Return, Percent	8.86%	8.34%	10.60%
Invesco Quality Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class A) —including sales charge
Average Annual Return, Percent	3.66%	(1.09%)	1.00%
Invesco Quality Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class C) —including sales charge
Average Annual Return, Percent	6.46%	(0.97%)	0.84%
Invesco Quality Income Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class R)
Average Annual Return, Percent	7.96%	(0.49%)	1.17%
Invesco Quality Income Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class Y)
Average Annual Return, Percent	8.48%	0.02%	1.68%
Invesco Quality Income Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class R5)
Average Annual Return, Percent	8.43%	0.06%	1.75%
Invesco Quality Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class R6)
Average Annual Return, Percent	8.60%	0.12%	1.76%
Invesco Select Risk: Conservative Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class A) —including sales charge
Average Annual Return, Percent	3.40%	0.26%	3.12%
Invesco Select Risk: Conservative Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class C) —including sales charge
Average Annual Return, Percent	7.49%	0.61%	3.09%
Invesco Select Risk Conservative Investor Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class R)
Average Annual Return, Percent	9.11%	1.12%	3.44%
Invesco Select Risk: Conservative Investor Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class Y)
Average Annual Return, Percent	9.59%	1.62%	3.96%
Invesco Select Risk: Conservative Investor Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class R5)
Average Annual Return, Percent	9.73%	1.69%	3.92%
Invesco Select Risk Conservative Investor Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class R6)
Average Annual Return, Percent	9.73%	1.70%	3.92%
Invesco Select Risk: Growth Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class A) —including sales charge
Average Annual Return, Percent	9.10%	4.58%	6.94%
Invesco Select Risk: Growth Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class C) —including sales charge
Average Annual Return, Percent	13.61%	4.97%	6.89%
Invesco Select Risk: Growth Investor Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class R)
Average Annual Return, Percent	15.15%	5.50%	7.27%
Invesco Select Risk: Growth Investor Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class S)
Average Annual Return, Percent	15.57%	5.88%	7.65%
Invesco Select Risk: Growth Investor Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class Y)
Average Annual Return, Percent	15.82%	6.04%	7.81%
Invesco Select Risk: Growth Investor Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class R5)
Average Annual Return, Percent	15.80%	6.06%	7.87%
Invesco Select Risk: Growth Investor Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class R6)
Average Annual Return, Percent	15.79%	6.13%	7.86%
Invesco Select Risk High Growth Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class A) —including sales charge
Average Annual Return, Percent	9.91%	5.23%	7.64%
Invesco Select Risk High Growth Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class C) —including sales charge
Average Annual Return, Percent	14.53%	5.63%	7.60%
Invesco Select Risk High Growth Investor Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class R)
Average Annual Return, Percent	16.16%	6.16%	7.98%
Invesco Select Risk: High Growth Investor Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class Y)
Average Annual Return, Percent	16.66%	6.69%	8.52%
Invesco Select Risk: High Growth Investor Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class R5)
Average Annual Return, Percent	16.75%	6.79%	8.48%
Invesco Select Risk: High Growth Investor Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class R6)
Average Annual Return, Percent	16.76%	6.78%	8.49%
Invesco Select Risk: Moderate Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class A) —including sales charge
Average Annual Return, Percent	7.01%	3.32%	5.87%
Invesco Select Risk: Moderate Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class C) —including sales charge
Average Annual Return, Percent	11.39%	3.72%	5.82%
Invesco Select Risk: Moderate Investor Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class R)
Average Annual Return, Percent	13.01%	4.25%	6.20%
Invesco Select Risk: Moderate Investor Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class S)
Average Annual Return, Percent	13.36%	4.59%	6.53%
Invesco Select Risk Moderate Investor Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class Y)
Average Annual Return, Percent	13.59%	4.77%	6.74%
Invesco Select Risk Moderate Investor Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class R5)
Average Annual Return, Percent	13.53%	4.82%	6.69%
Invesco Select Risk: Moderate Investor Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class R6)
Average Annual Return, Percent	13.60%	4.85%	6.70%
Invesco Select Risk: Moderately Conservative Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —including sales charge
Average Annual Return, Percent	5.06%	1.83%	4.25%
Invesco Select Risk: Moderately Conservative Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —including sales charge
Average Annual Return, Percent	9.35%	2.22%	4.22%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class R)
Average Annual Return, Percent	10.94%	2.73%	4.58%
Invesco Select Risk: Moderately Conservative Investor Fund - Class S
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class S)
Average Annual Return, Percent	11.29%	3.09%	4.95%
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)
Average Annual Return, Percent	11.48%	3.25%	5.10%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)
Average Annual Return, Percent	11.53%	3.29%	5.15%
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)
Average Annual Return, Percent	11.61%	3.32%	5.12%
Invesco Small Cap Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class A) —including sales charge
Average Annual Return, Percent	(0.12%)	(2.00%)	8.35%
Invesco Small Cap Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class C) —including sales charge
Average Annual Return, Percent	4.24%	(1.58%)	8.33%
Invesco Small Cap Growth Fund - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class R)
Average Annual Return, Percent	5.43%	(1.14%)	8.69%
Invesco Small Cap Growth Fund - Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class Y)
Average Annual Return, Percent	5.95%	(0.64%)	9.24%
Invesco Small Cap Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Investor Class)
Average Annual Return, Percent	5.74%	(0.83%)	9.01%
Invesco Small Cap Growth Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class R5)
Average Annual Return, Percent	6.02%	(0.55%)	9.36%
Invesco Small Cap Growth Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class R6)
Average Annual Return, Percent	6.11%	(0.48%)	9.45%
Without Sales Load [Member] | Invesco Active Allocation Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	15.53%	5.76%	7.57%
Without Sales Load [Member] | Invesco Active Allocation Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Active Allocation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	14.63%	4.96%	6.91%
Without Sales Load [Member] | Invesco Convertible Securities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class A) —excluding sales charge
Average Annual Return, Percent	15.84%	3.88%	9.31%
Without Sales Load [Member] | Invesco Convertible Securities Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Convertible Securities Fund (Class C) —excluding sales charge
Average Annual Return, Percent	15.01%	3.12%	8.66%
Without Sales Load [Member] | Invesco Income Allocation Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class A) —excluding sales charge
Average Annual Return, Percent	11.63%	3.73%	4.77%
Without Sales Load [Member] | Invesco Income Allocation Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Allocation Fund (Class C) —excluding sales charge
Average Annual Return, Percent	10.68%	2.96%	4.15%
Without Sales Load [Member] | Invesco International Diversified Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class A) —excluding sales charge
Average Annual Return, Percent	21.06%	1.11%	6.09%
Without Sales Load [Member] | Invesco International Diversified Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco International Diversified Fund (Class C) —excluding sales charge
Average Annual Return, Percent	20.19%	0.36%	5.45%
Without Sales Load [Member] | Invesco Main Street Mid Cap Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class A) —excluding sales charge
Average Annual Return, Percent	8.92%	8.99%	9.73%
Without Sales Load [Member] | Invesco Main Street Mid Cap Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Mid Cap Fund® (Class C) —excluding sales charge
Average Annual Return, Percent	8.06%	8.17%	9.08%
Without Sales Load [Member] | Invesco Main Street Small Cap Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class A) —excluding sales charge
Average Annual Return, Percent	8.45%	7.92%	10.15%
Without Sales Load [Member] | Invesco Main Street Small Cap Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Main Street Small Cap Fund® (Class C) —excluding sales charge
Average Annual Return, Percent	7.64%	7.11%	9.49%
Without Sales Load [Member] | Invesco Quality Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	8.23%	(0.22%)	1.44%
Without Sales Load [Member] | Invesco Quality Income Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Quality Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	7.46%	(0.97%)	0.84%
Without Sales Load [Member] | Invesco Select Risk: Conservative Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.37%	1.39%	3.71%
Without Sales Load [Member] | Invesco Select Risk: Conservative Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Conservative Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	8.49%	0.61%	3.09%
Without Sales Load [Member] | Invesco Select Risk: Growth Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	15.49%	5.77%	7.54%
Without Sales Load [Member] | Invesco Select Risk: Growth Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Growth Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	14.61%	4.97%	6.89%
Without Sales Load [Member] | Invesco Select Risk High Growth Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	16.34%	6.43%	8.25%
Without Sales Load [Member] | Invesco Select Risk High Growth Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: High Growth Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	15.53%	5.63%	7.60%
Without Sales Load [Member] | Invesco Select Risk: Moderate Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	13.27%	4.50%	6.47%
Without Sales Load [Member] | Invesco Select Risk: Moderate Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderate Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	12.39%	3.72%	5.82%
Without Sales Load [Member] | Invesco Select Risk: Moderately Conservative Investor Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class A) —excluding sales charge
Average Annual Return, Percent	11.19%	2.99%	4.84%
Without Sales Load [Member] | Invesco Select Risk: Moderately Conservative Investor Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Select Risk: Moderately Conservative Investor Fund (Class C) —excluding sales charge
Average Annual Return, Percent	10.35%	2.22%	4.22%
Without Sales Load [Member] | Invesco Small Cap Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.69%	(0.89%)	8.97%
Without Sales Load [Member] | Invesco Small Cap Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Small Cap Growth Fund (Class C) —excluding sales charge
Average Annual Return, Percent	4.96%	(1.58%)	8.33%
MSCI ACWI (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Index (Net)
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%	11.19%	11.72%
Custom Invesco Active Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Active Allocation Index
Average Annual Return, Percent	18.82%	9.09%	9.99%
Bloomberg Global Aggregate USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Average Annual Return, Percent	4.86%	0.34%	2.39%
ICE BofA US Convertible Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Convertible Index
Average Annual Return, Percent	17.98%	5.05%	11.22%
Custom Invesco Income Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Income Allocation Index
Average Annual Return, Percent	11.04%	4.35%	6.15%
Russell Midcap® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	10.60%	8.67%	11.01%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
Bloomberg US Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	8.58%	0.15%	1.59%
Custom Invesco Select Risk: Conservative Investor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: Conservative Investor Index
Average Annual Return, Percent	8.32%	2.57%	4.38%
Custom Invesco Select Risk: Growth Investor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: Growth Investor Index
Average Annual Return, Percent	18.71%	9.04%	9.95%
Custom Invesco Select Risk: High Growth Investor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: High Growth Investor Index
Average Annual Return, Percent	20.51%	10.12%	10.84%
Custom Invesco Select Risk: Moderate Investor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: Moderate Investor Index
Average Annual Return, Percent	15.31%	6.95%	8.18%
Custom Invesco Select Risk: Moderately Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Select Risk: Moderately Conservative Index
Average Annual Return, Percent	11.65%	4.71%	6.26%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%